Dividends - Summary of Dividends paid and Proposed (Parenthetical) (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions			12 Months Ended
	Jul. 19, 2022	Apr. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Dividends [line items]
Dividends paid			₨ 193,496	₨ 91,216	₨ 14,441
Face value of treasury shares			₨ 1	₨ 1	₨ 1
Events After Reporting Period [Member]
Disclosure of Dividends [line items]
Dividend per share		₨ 31.5
Dividends paid		₨ 116,838
Face value of treasury shares		₨ 1
Percenatge Of Dividend Paid On Face Value		3150.00%
Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share			13.5	9.5	3.9
Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share			18.5
Dividend Three [Member]
Disclosure of Dividends [line items]
Dividend per share			13
Second interim dividend [member] | Events After Reporting Period [Member]
Disclosure of Dividends [line items]
Dividend per share	₨ 19.5
Face value of treasury shares	₨ 1
Percenatge Of Dividend Paid On Face Value	1950.00%
Employee Stock Option Plan [member] | Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share			13.5	₨ 9.5	₨ 3.9
Employee Stock Option Plan [member] | Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share			18.5
Employee Stock Option Plan [member] | Dividend Three [Member]
Disclosure of Dividends [line items]
Dividend per share			₨ 13